******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21419
Reporting Period: 07/01/2013 - 02/28/2014
Hennessy SPARX Funds Trust


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number (811-21419)


Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)


7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)


Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-966-4354


Date of fiscal year end: October 31


Date of reporting period: July 1, 2013 to February 28, 2014

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Item 1. Proxy Voting Record.


============================= Hennessy Japan Fund ==============================


MANI INC.

Ticker:       7730           Security ID:  J39673108
Meeting Date: NOV 22, 2013   Meeting Type: Annual
Record Date:  AUG 31, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Matsutani, Kanji         For       For          Management
1.2   Elect Director Matsutani, Masaaki       For       For          Management
1.3   Elect Director Takai, Toshihide         For       For          Management
1.4   Elect Director Mashiko, Takanori        For       For          Management
1.5   Elect Director Kurihara, Yoshikazu      For       For          Management
1.6   Elect Director Goto, Mitsuhiro          For       For          Management
1.7   Elect Director Sakai, Kiyoshi           For       For          Management
2     Approve Takeover Defense Plan (Poison   For       For          Management
      Pill)




======================== Hennessy Japan Small Cap Fund =========================


ALPEN CO LTD

Ticker:       3028           Security ID:  J01219104
Meeting Date: SEP 26, 2013   Meeting Type: Annual
Record Date:  JUN 30, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mizuno, Taizo            For       For          Management
1.2   Elect Director Murase, Kazuo            For       For          Management
1.3   Elect Director Ishida, Yoshitaka        For       For          Management
1.4   Elect Director Mizumaki, Yasuhiko       For       For          Management
1.5   Elect Director Suzuki, Takehito         For       For          Management


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BIC CAMERA INC.

Ticker:       3048           Security ID:  J04516100
Meeting Date: NOV 26, 2013   Meeting Type: Annual
Record Date:  AUG 31, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Allocation of Income, with a    For       For          Management
      Final Dividend of JPY 500
2     Amend Articles To Limit Rights of       For       For          Management
      Odd-Lot Holders
3.1   Elect Director Miyajima, Hiroyuki       For       For          Management
3.2   Elect Director Kawamura, Hitoshi        For       For          Management
3.3   Elect Director Noguchi, Susumu          For       For          Management
3.4   Elect Director Uranishi, Tomoyoshi      For       For          Management
3.5   Elect Director Yumoto, Yoshiyuki        For       For          Management
3.6   Elect Director Abe, Toru                For       For          Management
3.7   Elect Director Ando, Koji               For       For          Management
3.8   Elect Director Kimura, Kazuyoshi        For       For          Management
3.9   Elect Director Namai, Toshishige        For       For          Management
3.10  Elect Director Sato, Masaaki            For       For          Management
4     Appoint Statutory Auditor Sorimachi,    For       For          Management
      Koichiro
5     Appoint Alternate Statutory Auditor     For       For          Management
      Hirai, Sadao


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HAGIHARA INDUSTRIES INC.

Ticker:       7856           Security ID:  J1798G108
Meeting Date: JAN 24, 2014   Meeting Type: Annual
Record Date:  OCT 31, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Allocation of Income, with a    For       For          Management
      Final Dividend of JPY 20


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NIPPON KOEI CO. LTD.

Ticker:       1954           Security ID:  J34770107
Meeting Date: SEP 27, 2013   Meeting Type: Annual
Record Date:  JUN 30, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Tsunoda, Yoshihiko       For       For          Management
1.2   Elect Director Hirose, Noriaki          For       For          Management
1.3   Elect Director Nishitani, Shoji         For       For          Management
1.4   Elect Director Yoshida, Katsumi         For       For          Management
1.5   Elect Director Yamakawa, Asao           For       For          Management
1.6   Elect Director Yoshida, Tamotsu         For       For          Management
1.7   Elect Director Arimoto, Ryuuichi        For       For          Management
1.8   Elect Director Mizukoshi, Akira         For       For          Management
1.9   Elect Director Takano, Noboru           For       For          Management
1.10  Elect Director Inoe, Yoshikimi          For       For          Management
1.11  Elect Director Akiyoshi, Hiroyuki       For       For          Management
1.12  Elect Director Naito, Masahisa          For       For          Management
2     Appoint Statutory Auditor Enomoto,      For       For          Management
      Mineo
3     Appoint Alternate Statutory Auditor     For       For          Management
      Sudo, Hideaki
4     Approve Takeover Defense Plan (Poison   For       For          Management
      Pill)


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TOSHIN GROUP CO., LTD.

Ticker:       2761           Security ID:  J89964100
Meeting Date: AUG 02, 2013   Meeting Type: Annual
Record Date:  MAY 20, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Allocation of Income, with a    For       For          Management
      Final Dividend of JPY 26
2.1   Elect Director Miki, Tomotaro           For       For          Management
2.2   Elect Director Ogi, Kunio               For       For          Management
2.3   Elect Director Tanaka, Keisuke          For       For          Management
3     Appoint External Audit Firm             For       For          Management


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VILLAGE VANGUARD CO. LTD.

Ticker:       2769           Security ID:  J9455E100
Meeting Date: AUG 23, 2013   Meeting Type: Annual
Record Date:  MAY 31, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Allocation of Income, With a    For       For          Management
      Final Dividend of JPY 1400
2     Amend Articles To Reflect Stock         For       For          Management
      Exchange Mandate to Consolidate
      Trading Units

========== END NPX REPORT

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SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy SPARX Funds Trust

By (Signature and Title)*   /s/ Neil J. Hennessy
		           Neil J. Hennessy
		           Principal Executive Officer

Date   March 24, 2014